Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-1
Statement to Securityholders
Determination Date: January 11, 2023

Payment Date	1/17/2023
Collection Period Start	12/1/2022
Collection Period End	12/31/2022
Interest Period Start	12/15/2022
Interest Period End	1/16/2023

Cut-Off Date Net Pool Balance	$2,025,808,403.15
Cut-Off Date Adjusted Pool Balance	$1,899,077,623.74

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	May-23
Class A-2 Notes	$606,926,398.04	$43,837,470.89	$563,088,927.15	0.849061	Jun-25
Class A-3 Notes	$663,190,000.00	$—	$663,190,000.00	1.000000	Apr-27
Class A-4 Notes	$150,730,000.00	$—	$150,730,000.00	1.000000	Sep-27
Class B Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Oct-27
Class C Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Dec-27
Class D Notes	$18,980,000.00	$—	$18,980,000.00	1.000000	Sep-28
Total Notes	$1,477,806,398.04	$43,837,470.89	$1,433,968,927.15

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,580,129,846.46	$1,532,885,357.51	0.756678
YSOC Amount	$97,575,754.36	$94,168,736.30
Adjusted Pool Balance	$1,482,554,092.10	$1,438,716,621.21
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Reserve Account Balance	$4,747,694.06	$4,747,694.06

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.40500%	ACT/360	$—
Class A-2 Notes	$606,926,398.04	2.71000%	30/360	$1,370,642.12
Class A-3 Notes	$663,190,000.00	3.17000%	30/360	$1,751,926.92
Class A-4 Notes	$150,730,000.00	3.32000%	30/360	$417,019.67
Class B Notes	$18,990,000.00	3.59000%	30/360	$56,811.75
Class C Notes	$18,990,000.00	3.93000%	30/360	$62,192.25
Class D Notes	$18,980,000.00	4.43000%	30/360	$70,067.83
Total Notes	$1,477,806,398.04			$3,728,660.54

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,580,129,846.46	$1,532,885,357.51
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,482,554,092.10	$1,438,716,621.21
Number of Receivable Outstanding	78,836	77,880
Weight Average Contract Rate	3.61%	3.61%
Weighted Average Remaining Term (months)	53	52

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$4,808,141.77
Principal Collections	$46,975,493.65
Liquidation Proceeds	$105,155.98
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$51,888,791.40
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$51,888,791.40

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$1,316,774.87	$1,316,774.87	$—	$—	$50,572,016.53
Interest - Class A-1 Notes	$—	$—	$—	$—	$50,572,016.53
Interest - Class A-2 Notes	$1,370,642.12	$1,370,642.12	$—	$—	$49,201,374.41
Interest - Class A-3 Notes	$1,751,926.92	$1,751,926.92	$—	$—	$47,449,447.49
Interest - Class A-4 Notes	$417,019.67	$417,019.67	$—	$—	$47,032,427.82
First Allocation of Principal	$—	$—	$—	$—	$47,032,427.82
Interest - Class B Notes	$56,811.75	$56,811.75	$—	$—	$46,975,616.07
Second Allocation of Principal	$1,119,776.83	$1,119,776.83	$—	$—	$45,855,839.24
Interest - Class C Notes	$62,192.25	$62,192.25	$—	$—	$45,793,646.99
Third Allocation of Principal	$18,990,000.00	$18,990,000.00	$—	$—	$26,803,646.99
Interest - Class D Notes	$70,067.83	$70,067.83	$—	$—	$26,733,579.16
Fourth Allocation of Principal	$18,980,000.00	$18,980,000.00	$—	$—	$7,753,579.16
Reserve Account Deposit Amount	$—	$—	$—	$—	$7,753,579.16
Regular Principal Distribution Amount	$4,747,694.06	$4,747,694.06	$—	$—	$3,005,885.10
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$3,005,885.10
Remaining Funds to Certificates	$3,005,885.10	$3,005,885.10	$—	$—	$—
Total	$51,888,791.40	$51,888,791.40	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$97,575,754.36
Increase/(Decrease)	$(3,407,018.06)
Ending YSOC Amount	$94,168,736.30

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,482,554,092.10	$1,438,716,621.21
Note Balance	$1,477,806,398.04	$1,433,968,927.15
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Target Overcollateralization Amount	$4,747,694.06	$4,747,694.06
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,694.06
Beginning Reserve Account Balance	$4,747,694.06
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,694.06

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.02%	17	$268,995.30
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	28	$105,155.98
Monthly Net Losses (Liquidation Proceeds)			$163,839.32
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.08%
Second Preceding Collection Period			0.21%
Preceding Collection Period			(0.02)%
Current Collection Period			0.13%
Four-Month Average Net Loss Ratio			0.10%
Cumulative Net Losses for All Periods			$1,062,129.45
Cumulative Net Loss Ratio			0.05%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.15%	104	$2,268,331.64
60-89 Days Delinquent	0.05%	34	$769,672.75
90-119 Days Delinquent	0.02%	12	$298,022.21
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.22%	150	$3,336,026.60

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		6	$136,358.33
Total Repossessed Inventory		8	$224,280.62

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		46	$1,067,694.96
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.05%
Second Preceding Collection Period			0.04%
Preceding Collection Period			0.06%
Current Collection Period			0.07%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of December 2022.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.99	0.06%	36	0.05%